Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	SENSTAR TECHNOLOGIES LTD.
Trading Symbol	SNT
Entity Central Index Key	0000896494
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	23,301,653
Entity Well-known Seasoned Issuer	No
Entity File Number	0-21388
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Address, Address Line One	10th F. Gibor Sport Tower 7 Menachem Begin Road
Entity Address, Postal Zip Code	5268102
Entity Address, City or Town	Ramat Gan
Entity Address, Country	IL
Entity Incorporation State Country Code	L3
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Document Accounting Standard	U.S. GAAP
Auditor Name	Kost Forer Gabbay & Ksierer
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Grant Thornton, S.C [Member]
Entity Addresses [Line Items]
Auditor Name	Salles, Sainz
Auditor Location	Mexico City, Mexico
Auditor Firm ID	1245
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Tomer Hay
Entity Address, Address Line One	10th F. Gibor Sport Tower 7 Menachem Begin Road
Entity Address, Postal Zip Code	5268102
Entity Address, City or Town	Ramat Gan
Entity Address, Country	IL
City Area Code	972
Local Phone Number	74-794-5200